Equity (Details) - USD ($)				1 Months Ended				12 Months Ended
	Feb. 12, 2021	Feb. 10, 2021	Feb. 09, 2021	Feb. 17, 2021	Oct. 22, 2020	Mar. 05, 2020	Feb. 26, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Purchase of ordinary shares	2,296,107	476,983	2,296,107	268,205		2,093,750	1,000,000
Additional ordinary shares			344,416
Public price per share (in Dollars per share)	$ 18.6		$ 20	$ 18.6
Sales agent commission, percentage					3.00%			7.00%
Gross proceeds in percentage								1.00%
Warrants to purchase			284,317					179,501
Cost expenses (in Dollars)								$ 126,000
Net offering cost (in Dollars)								$ 47,023,000
Purchase of ordinary shares amount (in Dollars)		$ 8,557,000			$ 25,000,000
Gross proceeds amount (in Dollars)			$ 6,339,000
Gross price per share (in Dollars per share)			$ 22.29
Issuance expense (in Dollars)			$ 192,000
Issuance expenses (in Dollars)		$ 17.94
Warrants to purchase shares								1,407,683	27,016
Ordinary price per share (in Dollars per share)						$ 8
Net proceeds offering (in Dollars)						$ 15,238,000	$ 7,218,000
Price per share (in Dollars per share)							$ 8
Warrant [Member]
Equity (Details) [Line Items]
Warrants to purchase shares						2,093,750	70,000
Placement Agent [Member]
Equity (Details) [Line Items]
Warrants to purchase shares									146,563